RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2023	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2023
RELATED PARTY TRANSACTIONS
Other Liability, Current, Related Party [Extensible Enumeration]			Related party			Related party		Related party
Advances owed to the Sponsor			$ 2,164,291			$ 2,164,291
Revenues			781,000	$ 571,000		1,553,000	$ 3,442,000	$ 3,856,000	$ 3,841,000
Accounts Receivable, after Allowance for Credit Loss			$ 1,700,000			$ 1,700,000
Interest Holders [Member]
RELATED PARTY TRANSACTIONS
Equity Method Investment, Ownership Percentage			65.00%			65.00%		65.00%
Related party | Interest Holders [Member]
RELATED PARTY TRANSACTIONS
Equity Method Investment, Ownership Percentage	10.00%				10.00%
Related party | Demand Notes [Member]
RELATED PARTY TRANSACTIONS
Notes Issued	$ 4,000,000
Related party | 2023 Convertible Note [Member]
RELATED PARTY TRANSACTIONS
Proceeds from Advances from sponsor					$ 5,000,000
Proceeds from Related Party Debt					$ 5,000,000
Debt Instrument Ownership Percentage					41.00%
Notes Payable			$ 7,900,000			$ 7,900,000		$ 7,300,000
Debt Instrument, Increase (Decrease), Net			300,000			37,000,000		3,000,000
Related party | 2023 Convertible Note Warrants [Member]
RELATED PARTY TRANSACTIONS
Warrants and Rights Outstanding			500,000			500,000		900,000
Debt Instrument, Increase (Decrease), Net			600,000			400,000		200,000
Related party | Pay to Play Convertible Notes [Member]
RELATED PARTY TRANSACTIONS
Notes Payable			4,200,000			4,200,000		3,900,000
Related party | Pay to Play warrants [Member]
RELATED PARTY TRANSACTIONS
Notes Payable			200,000			200,000		300,000
Accounts Receivable [Member]
RELATED PARTY TRANSACTIONS
Accounts Receivable, after Allowance for Credit Loss			0			0		500,000	1,100,000
Two Minority Stockholders | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Revenues						$ 1,500,000		$ 3,800,000	$ 3,000,000
Two Minority Stockholders | Revenue Benchmark | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Concentration Risk, Percentage						98.00%		100.00%	77.00%
Two Customer | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Accounts Receivable, after Allowance for Credit Loss								$ 500,000	$ 1,100,000
Two Customer | Accounts Receivable [Member] | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Concentration Risk, Percentage									41.00%
One Minority Stockholders [Member] | Pay to Play Convertible Notes [Member]
RELATED PARTY TRANSACTIONS
Debt Instrument, Increase (Decrease), Net			17,000,000			$ 1,000,000		900,000
Increase Decrease in the Unbilled Receivables									$ 400,000
Debt Instrument, Fair Value Disclosure			500	400		500	400	400,000
Increase Decrease In Unbilled Receivable									13.00%
Percentage of Increase (Decrease) in Unbilled Receivables									13.00%
One Minority Stockholders [Member] | Pay to Play warrants [Member]
RELATED PARTY TRANSACTIONS
Debt Instrument, Increase (Decrease), Net			400,000			13,000,000		32,000,000
Debt Instrument, Fair Value Disclosure			28,000,000	29,000,000		28,000,000	29,000,000	29,000,000
One Minority Stockholders [Member] | Pay to Play Note [Member]
RELATED PARTY TRANSACTIONS
Debt Instrument, Increase (Decrease), Net			2,000,000			41,000,000
One Minority Stockholders [Member] | Related party | Pay to Play Convertible Notes [Member]
RELATED PARTY TRANSACTIONS
Proceeds from Advances from sponsor									$ 3,300,000
Proceeds from Related Party Debt									$ 3,300,000
Debt Instrument Ownership Percentage									35.00%
Notes Payable								3,900,000
Debt Instrument, Fair Value Disclosure									$ 400,000
One Minority Stockholders [Member] | Related party | Pay to Play warrants [Member]
RELATED PARTY TRANSACTIONS
Warrants and Rights Outstanding								$ 300,000
Debt Instrument, Fair Value Disclosure									$ 27,000,000
One Minority Stockholders [Member] | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Revenues			800,000
Accounts Receivable, after Allowance for Credit Loss			$ 0	500,000		$ 0	500,000
Revenues from Sales				$ 600,000			$ 3,400,000
One Minority Stockholders [Member] | Revenue Benchmark | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Concentration Risk, Percentage		6.00%	97.00%	97.00%		77.00%	100.00%	100.00%	71.00%
One Minority Stockholders [Member] | Revenue Benchmark | Customer Concentration Risk | Revenue Arrangement [Member]
RELATED PARTY TRANSACTIONS
Concentration Risk, Percentage			0.00%	0.00%		21.00%	0.00%
One Minority Stockholders [Member] | Revenue From Sales [Member] | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Concentration Risk, Percentage				97.00%			100.00%
One Minority Stockholders [Member] | Accounts Receivable [Member] | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Concentration Risk, Percentage						0.00%		98.00%
First Customer In Two Customer [Member] | Revenue Benchmark | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Concentration Risk, Percentage						77.00%
Second Customer In Two Customer [Member] | Revenue Benchmark | Customer Concentration Risk
RELATED PARTY TRANSACTIONS
Concentration Risk, Percentage						21.00%
BURTECH ACQUISITION CORP [Member]
RELATED PARTY TRANSACTIONS
Accrued expenses			$ 3,119,430			$ 3,119,430		$ 2,123,846	$ 304,952
Other Liability, Current, Related Party [Extensible Enumeration]			Related party			Related party
Advances owed to the Sponsor			$ 2,164,291			$ 2,164,291		0
Proceeds from Advances from sponsor						2,164,291		810,345
Proceeds from Related Party Debt						2,164,291		810,345
BURTECH ACQUISITION CORP [Member] | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Outstanding balance			1,500,000			1,500,000		810,345	0
BURTECH ACQUISITION CORP [Member] | Working capital loans warrant | Unsecured convertible promissory note
RELATED PARTY TRANSACTIONS
Price per which the outstanding principal amount can be converted										$ 10
Amount borrowed										$ 1,500,000
BURTECH ACQUISITION CORP [Member] | Sponsor [Member]
RELATED PARTY TRANSACTIONS
Proceeds from Advances from sponsor			844,000
Additional payment to the trust account			260,740
Proceeds from Related Party Debt			844,000
BURTECH ACQUISITION CORP [Member] | Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month						10,000		10,000
Expenses incurred and paid			30,000	$ 30,000		90,000	$ 90,000	120,000	112,903
BURTECH ACQUISITION CORP [Member] | Administrative Support Agreement | Sponsor [Member]
RELATED PARTY TRANSACTIONS
Accrued expenses			90,000			90,000		60,000	$ 0
BURTECH ACQUISITION CORP [Member] | Related Party Loans
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant			$ 1,500,000			$ 1,500,000		$ 1,500,000
Price per which the outstanding principal amount can be converted			$ 10			$ 10		$ 10
Outstanding balance								$ 0